Schedule of Investments (unaudited) March 31, 2019	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities — 23.7%
Ajax Mortgage Loan Trust(a)(b):
Series 2018-A, Class B, 0.00%, 04/25/58	USD	453	$249,391
Series 2018-B, Class A, 3.75%, 02/26/57		1,378	1,374,530
Series 2018-B, Class B, 0.00%, 02/26/57		640	179,063
Anchorage Capital CLO Ltd.(b):
Series 2013-1A, Class DR, 9.60%, 10/13/30(c)		3,050	3,034,651
Series 2014-5RA, Class E, 8.19%, 01/15/30(c)		1,000	935,300
Series 2018-1RA, Class SUB, 0.00%, 04/13/31		1,000	813,993
Apidos CLO XV, Series 2013-15A, Class ERR, 8.46%, 04/20/31(b)(c)		1,000	933,948
Apidos CLO XXIX, Series 2018-29A, Class D, 8.02%, 07/25/30(b)(c)		2,000	1,823,219
Apres Static CLO Ltd., Series 2019-1A, Class C, 6.26%, 01/15/27(b)(c)		500	499,979
Ares XLIV CLO Ltd., Series 2017-44A, Class D, (3 mo. LIBOR US + 6.55%), 9.34%, 10/15/29(b)(d)		750	743,863
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, 8.94%, 10/15/30(b)(c)		1,450	1,406,033
Atrium XIII, Series 13A, Class E, 8.81%, 11/21/30(b)(c)		1,000	958,562
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(c)		2,300	1,868,117
Battalion CLO XI Ltd., Series 2017-11A, Class E, 8.76%, 10/24/29(b)(c)		1,000	952,900
Bayview Financial Revolving Asset Trust, Series 2005-E, Class A1, (1 mo. LIBOR + 0.50%), 3.50%, 12/28/40(b)(d)		2,188	2,055,455
Bean Creek CLO Ltd., Series 2015-1A, Class ER, 8.51%, 04/20/31(b)(c)		1,500	1,376,956
Carlyle Global Market Strategies CLO Ltd.(b):
Series 2015-1A, Class E1, (3 mo. LIBOR US + 5.30%), 8.06%, 04/20/27(d)		1,000	993,989
Series 2016-2A, Class D2R, 7.96%, 07/15/27(c)		1,000	943,248
Carlyle US CLO Ltd.(b):
Series 2016-4A, Class DR, 8.16%, 10/20/27(c)		250	239,377
Series 2017-2A, Class D, (3 mo. LIBOR US + 6.15%), 8.91%, 07/20/31(d)		1,000	965,171

Security		Par (000)	Value

Asset-Backed Securities (continued)
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, 8.11%, 04/20/31(b)	USD	2,000	$1,848,957
Cedar Funding VI CLO Ltd., Series 2016-6A, Class ER, 8.66%, 10/20/28(b)(c)		250	236,331
Deer Creek CLO Ltd., Series 2017-1A, Class E, 9.11%, 10/20/30(b)		1,000	962,566
Dewolf Park CLO Ltd., Series 2017-1A, Class E, 8.99%, 10/15/30(b)(c)		1,500	1,456,080
Dryden Senior Loan Fund, Series 2017-47A, Class E, (3 mo. LIBOR US + 6.20%), 8.99%, 04/15/28(b)(d)		610	593,803
Finance of America Structured Securities Trust, Series 2018-HB1, Class M5, 6.00%, 09/25/28(a)(b)(c)		2,000	1,960,600
GoldenTree Loan Management US CLO Ltd., Series 2017-2A, Class E, 7.46%, 11/28/30(b)(c)		1,500	1,333,790
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class ER2, 8.41%, 10/29/29(b)(c)		500	463,030
GSAMP Trust, Series 2004-HE1, Class M1, (1 mo. LIBOR US + 0.83%), 3.31%, 05/25/34(d)		1,819	1,771,698
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1B, (1 mo. LIBOR US + 0.23%), 2.71%, 05/19/47(d)		2,063	1,656,588
Highbridge Loan Management Ltd., Series 12A-18, Class D, 7.93%, 07/18/31(b)(c)		1,120	1,005,127
Invitation Homes Trust, Series 2018-SFR1, Class F, 4.98%, 03/17/37(b)(c)		2,000	1,994,750
JPMorgan Mortgage Acquisition Corp., Series 2006-FRE2, Class M2, (1 mo. LIBOR US + 0.36%), 2.85%, 02/25/36(d)		2,787	2,398,860
KKR CLO Ltd.(b)(c):
Series 12, Class ER2, 8.94%, 10/15/30		1,000	951,389
Series 22A, Class E, 8.76%, 07/20/31		2,000	1,890,213
LCM XXI LP, Series 21A, Class ER, 8.51%, 04/20/28(b)(c)		1,500	1,471,043
Madison Park Funding X Ltd., Series 2012-10X, 0.00%, 01/20/25(c)		2,250	1,584,504
Madison Park Funding XIII Ltd., Series 2014-13A, Class ER, 8.51%, 04/19/30(b)(c)		2,000	1,943,518
Madison Park Funding XXIII Ltd., Series 2017-23A, Class E, 9.01%, 07/27/30(b)(c)		500	487,832

1

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities (continued)
Madison Park Funding XXV Ltd., Series 2017-25A, Class D, 8.87%, 04/25/29(b)	USD	500	$483,124
Madison Park Funding XXVIV Ltd., Series 2007-4A, Class ER, 9.25%, 07/29/30(b)(c)		500	493,189
Madison Park Funding XXX Ltd.(c):
Series 2012-30X, Class C, 7.74%, 04/15/29		250	235,334
Series 2018-30A, Class E, 7.74%, 04/15/29(b)		1,250	1,176,669
MCM Trust, Series 2018(a):
Class NPL 1, 2.49%, 06/25/58(b)		5,460	873,600
Class NPL 4, 2.49%, 06/01/57		2,124	2,091,196
Nationstar HECM Loan Trust(b):
Series 2018-1A, Class M4, 4.70%, 02/25/28(c)		1,606	1,606,179
Series 2018-1A, Class M5, 6.00%, 02/25/28(c)		3,831	3,765,873
Series 2018-2A, Class M5, 6.00%, 07/25/28		2,000	1,939,400
New Century Home Equity Loan Trust, Series 2001-NC2, Class M2, (1 mo. LIBOR US + 1.25%), 4.36%, 09/20/31(d)		2,050	2,063,254
Octagon Investment Partners 34 Ltd., Series 2017-1A(b)(c):
Class E1, 8.26%, 01/20/30		469	438,163
Class E2, 8.26%, 01/20/30		544	508,503
Octagon Investment Partners XXII Ltd., Series 2014-1A, Class ERR, 8.21%, 01/22/30(b)(c)		1,000	915,227
Octagon Investment Partners XXIII Ltd., Series 2015-1A, Class ER, 8.54%, 07/15/27(b)(c)		3,250	3,217,795
OHA Loan Funding Ltd., Series 2016-1A, Class E, (3 mo. LIBOR US + 6.50%), 9.26%, 01/20/28(b)(d)		500	489,639
Option One Mortgage Loan Trust, Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		2,098	1,960,842
OZLM XIV Ltd., Series 2015-14A, Class DR, 8.59%, 01/15/29(b)(c)		2,000	1,974,864
Palmer Square CLO Ltd., Series 2018-2A, Class D, 8.38%, 07/16/31(b)(c)		1,500	1,418,275
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class DR, 8.51%, 08/23/31(b)(c)		2,000	1,896,916
Park Place Securities, Inc., Asset-Backed Pass-Through Certificates, Series 2004-WCW1, Class M3, (1 mo. LIBOR US + 1.25%), 4.36%, 09/25/34(d)		2,740	2,739,439

Security		Par (000)	Value

Asset-Backed Securities (continued)
Progress Residential Trust, Series 2018-SFR2, Class F, 4.95%, 08/17/35(b)	USD	2,000	$2,008,685
Regatta VI Funding Ltd., Series 2016-1A, Class ER, 7.76%, 07/20/28(b)(c)		250	238,125
Rockford Tower CLO Ltd.(b):
Series 2017-1A, Class E, (3 mo. LIBOR US + 5.40%), 8.19%, 04/15/29(d)		2,000	1,851,517
Series 2017-2A, Class E, (3 mo. LIBOR US + 6.08%), 8.87%, 10/15/29(d)		2,000	1,959,695
Series 2017-3A, Class E, 8.51%, 10/20/30(c)		1,000	943,796
Series 2018-1A, Class E, 8.49%, 05/20/31(c)		1,000	946,098
Seasoned Credit Risk Transfer Trust Series, Class BX(c):
Series 2018-1, 4.32%, 05/25/57(a)		4,619	2,342,099
Series 2018-2, 1.77%, 11/25/57		3,902	1,755,948
Silver Creek CLO Ltd., Series 2014-1A, Class E1R, (3 mo. LIBOR US + 5.62%), 8.38%, 07/20/30(b)(d)		1,000	925,516
Sound Point CLO XIV Ltd., Series 2016-3A, Class E, (3 mo. LIBOR US + 6.65%), 9.42%, 01/23/29(b)(d)		2,000	1,990,608
Strata CLO Ltd., Series 2018-1A(b):
Class A, 10.01%, 01/15/31		500	462,969
Class USUB, 0.00%, 01/15/18		1,750	1,274,378
TICP CLO VI Ltd., Series 2016-6A, Class E, (3 mo. LIBOR US + 6.55%), 9.34%, 01/15/29(b)(d)		1,500	1,477,891
TICP CLO VII Ltd., Series 2017-7A, Class E, (3 mo. LIBOR US + 6.51%), 9.30%, 07/15/29(b)(d)		1,000	983,272
TRESTLES CLO II Ltd., Series 2018-2A, Class D, 8.08%, 07/25/31(b)(c)		1,500	1,418,567
Tricon American Homes Trust, Series 2018-SFR1, Class F, 4.96%, 05/17/37(b)		3,000	2,994,498
York CLO-2 Ltd., Series 2015-1A(b)(c):
Class ER, 8.41%, 01/22/31		500	467,455
Class SUB, 0.00%, 01/22/31		3,500	2,792,604

Total Asset-Backed Securities — 23.7% (Cost — $110,985,899)			105,479,626

Corporate Bonds — 48.0%

Aerospace & Defense — 0.8%
Arconic, Inc., 6.75%, 01/15/28(f)		1,209	1,251,315
TransDigm, Inc.(f):
6.50%, 05/15/25		1,330	1,350,083

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Aerospace & Defense (continued)
TransDigm, Inc.(f) (continued):
6.25%, 03/15/26(b)	USD	980	$1,020,670

			3,622,068

Air Freight & Logistics — 0.2%
XPO Logistics, Inc., 6.50%, 06/15/22(b)(f)		770	784,437

Airlines — 0.7%
American Airlines Group, Inc., 4.87%, 04/22/25(a)		471	471,000
Avianca Holdings SA/Avianca Leasing LLC/Grupo Taca Holdings Ltd.:
8.38%, 05/10/20		708	706,347
8.38%, 05/10/20(b)(f)		2,000	1,995,330

			3,172,677

Auto Components — 0.6%
Hyundai Capital America, 3.95%, 02/01/22(b)(f)		1,054	1,069,330
Meritor, Inc., 6.25%, 02/15/24(f)		1,330	1,366,575
Panther BF Aggregator 2 LP/Panther Finance Co., Inc., 6.25%, 05/15/26(b)(g)		79	80,580
Schaeffler AG:
1.13%, 03/26/22	EUR	175	198,784
1.88%, 03/26/24		100	114,213

			2,829,482

Banks — 0.7%
Banca Carige SpA, 0.75%, 07/26/20		300	336,767
Banco de Sabadell SA, 5.38%, 12/12/28(c)		700	805,704
Barclays Bank PLC, 6.63%, 03/30/22		600	776,432
Emirates NBD PJSC, 6.13%(c)(h)	USD	250	251,813
IKB Deutsche Industriebank AG, 4.00%, 01/31/28(c)	EUR	800	861,709

			3,032,425

Beverages — 0.5%
Central American Bottling Corp., 5.75%, 01/31/27(b)(f)	USD	2,000	2,051,410

Building Products — 0.2%
BMBG Bond Finance SCA, 3.00%, 06/15/21	EUR	110	124,787
Buzzi Unicem SpA, 2.13%, 04/28/23		200	229,002

Security		Par (000)	Value

Building Products (continued)
Masonite International Corp., 5.63%, 03/15/23(b)	USD	570	$582,825

			936,614

Capital Markets — 0.1%
Mongolian Mortgage Corp. Hfc LLC, 9.75%, 01/29/22		400	405,866

Chemicals — 1.9%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25	EUR	100	116,382
Cydsa SAB de CV, 6.25%, 10/04/27(b)(f)	USD	2,000	1,915,030
INEOS Group Holdings SA, 5.38%, 08/01/24	EUR	200	230,467
Mexichem SAB de C.V., 5.88%, 09/17/44(b)(f)	USD	1,000	989,035
NOVA Chemicals Corp., 4.88%, 06/01/24(b)(f)		1,407	1,382,378
OCI NV, 5.00%, 04/15/23	EUR	200	236,593
Petkim Petrokimya Holding AS, 5.88%, 01/26/23(b)(f)	USD	2,000	1,810,000
Rock International Investment Co., 6.63%, 03/27/20		550	418,184
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25(b)(f)		1,351	1,182,125

			8,280,194

Commercial Services & Supplies — 1.2%
AA Bond Co. Ltd., 4.25%, 07/31/43	GBP	110	145,696
Iron Mountain US Holdings, Inc., 5.38%, 06/01/26(b)(f)	USD	1,254	1,232,055
KAR Auction Services, Inc., 5.13%, 06/01/25(b)(f)		816	806,820
United Rentals North America, Inc.:
5.50%, 07/15/25(f)		1,336	1,366,060
6.50%, 12/15/26		339	356,798
4.88%, 01/15/28(f)		1,396	1,357,889

			5,265,318

Construction & Engineering — 1.4%
Aeropuertos Argentina 2000 SA, 6.88%, 02/01/27(b)(f)		2,000	1,878,990
PulteGroup, Inc.:
5.50%, 03/01/26		500	515,000
7.88%, 06/15/32(f)		1,138	1,280,250
Weekley Homes LLC/Weekley Finance Corp.(f):
6.00%, 02/01/23		1,325	1,275,312
6.63%, 08/15/25		1,381	1,318,855

3

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Construction & Engineering (continued)
Wijaya Karya Persero Tbk PT, 7.70%, 01/31/21	IDR	2,000,000	$134,670

			6,403,077

Consumer Finance — 0.5%
Credivalores-Crediservicios SAS, 9.75%, 07/27/22(b)(f)	USD	2,000	1,912,850
Mulhacen Pte Ltd., (6.5% Cash or 7.25% PIK), 6.50%, 08/01/23(i)	EUR	300	343,054
Nexi Capital SpA, 4.13%, 11/01/23		110	128,075

			2,383,979

Containers & Packaging — 0.9%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.:
4.25%, 09/15/22(b)(f)	USD	1,150	1,150,000
4.13%, 05/15/23	EUR	200	229,959
4.75%, 07/15/27	GBP	250	308,111
BWAY Holding Co.:
4.75%, 04/15/24	EUR	200	228,083
5.50%, 04/15/24(b)(f)	USD	846	839,909
Crown European Holdings SA, 2.25%, 02/01/23	EUR	200	231,818
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.00%, 07/15/24(b)(f)	USD	750	772,594

			3,760,474

Diversified Consumer Services — 0.2%
Pinnacle Bidco PLC, 6.38%, 02/15/25	GBP	310	414,806
Verisure Holding AB, 3.50%, 05/15/23	EUR	271	313,840

			728,646

Diversified Financial Services — 3.1%
Arrow Global Finance PLC, 5.13%, 09/15/24	GBP	310	385,590
Barclays PLC(5 year EUR Swap + 2.45%), 2.63%, 11/11/25(j)	EUR	200	226,270
Cabot Financial Luxembourg SA, 7.50%, 10/01/23	GBP	200	255,249
CFLD Cayman Investment Ltd., 8.63%, 02/28/21	USD	200	204,750
Coastal Emerald Ltd., 5.95%, 01/13/20		800	804,000
Credit Agricole SA (5 year USD Swap + 4.90%), 7.88%(h)(j)		800	858,574
Docuformas SAPI de CV, 9.25%, 10/11/22(b)(f)		2,000	1,805,000
Ford Motor Credit Co. LLC:
2.43%, 06/12/20(f)		780	769,762
3.16%, 08/04/20(f)		780	774,475
3.02%, 03/06/24	EUR	420	476,289
5.58%, 03/18/24(f)	USD	612	620,734

Security		Par (000)	Value

Diversified Financial Services (continued)
Garfunkelux Holdco 3 SA, 7.50%, 08/01/22	EUR	100	$102,609
Gilex Holding Sarl, 8.50%, 05/02/23(b)	USD	1,195	1,266,700
GKN Holdings Ltd., 5.38%, 09/19/22	GBP	100	139,300
LeasePlan Corp. NV, 1.00%, 02/25/22	EUR	100	113,476
LHC3 PLC, (4.13% Cash or 4.88% PIK), 4.13%, 08/15/24(i)		370	420,120
Lincoln Financing Sarl:
3.56%, 04/01/24(c)		150	169,525
3.63%, 04/01/24		156	176,708
New Lion Bridge Co. Ltd., 9.75%, 10/10/20	USD	400	359,700
Quicken Loans, Inc., 5.75%, 05/01/25(b)(f)		1,344	1,348,704
Scenery Journey Ltd., 11.00%, 11/06/20		400	418,500
Tarjeta Naranja SA (Argentina Deposit Rates Badlar Pvt Banks + 3.50%), 50.58%, 04/11/22(b)(d)		2,000	727,227
UniCredit SpA:
6.57%, 01/14/22(b)		750	784,814
(5 year EUR Swap + 4.10%), 5.75%, 10/28/25(j)	EUR	100	117,847
Verisure Midholding AB, 5.75%, 12/01/23		200	227,177
WMG Acquisition Corp., 4.13%, 11/01/24		180	211,579
Yunnan Energy Investment Overseas Finance Co. Ltd., Series MAR, 6.25%, 11/29/21	USD	200	204,900

			13,969,579

Diversified Telecommunication Services — 0.9%
Level 3 Financing, Inc.:
5.38%, 08/15/22(f)		700	703,500
5.63%, 02/01/23		175	176,969
Oi SA, (8.00% Cash or 4.00% PIK), 10.00%, 07/27/25(i)		1,028	1,082,998
SoftBank Group Corp., 4.00%, 04/20/23	EUR	410	494,248
Telecom Italia Capital SA, 6.38%, 11/15/33(f)	USD	1,239	1,195,635
Telecom Italia SpA:
4.88%, 09/25/20	EUR	110	131,282
1.13%, 03/26/22(k)		200	217,100
4.00%, 04/11/24		100	118,047

			4,119,779

Electric Utilities — 0.9%
ContourGlobal Power Holdings SA, 3.38%, 08/01/23		100	114,979
EDP — Energias de Portugal SA, 4.50%, 04/30/79(c)		500	585,413

4

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Electric Utilities (continued)
Eskom Holdings SOC Ltd., 6.35%, 08/10/28(b)(f)	USD	1,599	$1,644,707
Iberdrola International BV, 3.25%(c)(h)	EUR	200	233,873
Inkia Energy Ltd., 5.88%, 11/09/27(b)	USD	1,000	975,315
ReNew Power Synthetic, 6.67%, 03/12/24		500	502,500

			4,056,787

Electronic Equipment, Instruments & Components — 0.0%
Energizer Gamma Acquisition BV, 4.63%, 07/15/26	EUR	100	115,107

Energy Equipment & Services — 0.9%
Anton Oilfield Services Group, 9.75%, 12/05/20	USD	600	612,300
Bristow Group, Inc., 8.75%, 03/01/23(b)(f)		1,150	828,000
GREENKO Investment Co., 4.88%, 08/16/23		730	695,277
Neerg Energy Ltd., 6.00%, 02/13/22		600	592,500
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)(f)		1,185	1,247,002

			3,975,079

Equity Real Estate Investment Trusts (REITs) — 0.9%
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(f)		750	718,125
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 4.63%, 04/01/25(f)		1,000	1,010,000
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., 5.63%, 05/01/24(f)		1,895	1,970,800
MPT Operating Partnership LP/MPT Finance Corp., 3.33%, 03/24/25	EUR	200	232,089

			3,931,014

Food & Staples Retailing — 0.1%
B&M European Value Retail SA, 4.13%, 02/01/22	GBP	100	131,608
Tesco Corporate Treasury Services PLC, 1.38%, 10/24/23	EUR	200	225,977

			357,585

Food Products — 2.0%
Arcor SAIC, 6.00%, 07/06/23(b)(f)	USD	2,000	1,922,730
Grupo Bimbo SAB de CV, 5.95%(b)(c)(f)(h)		1,592	1,626,761
MARB BondCo PLC, 6.88%, 01/19/25(b)(f)		2,000	1,938,290
Minerva Luxembourg SA, 6.50%, 09/20/26(b)(f)		2,000	1,977,370

Security		Par (000)	Value

Food Products (continued)
Post Holdings, Inc., 5.00%, 08/15/26(b)(f)	USD	1,430	$1,390,675

			8,855,826

Health Care Equipment & Supplies — 0.1%
Yestar Healthcare Holdings Co. Ltd., 6.90%, 09/15/21		400	332,400

Health Care Providers & Services — 0.7%
HCA, Inc.:
4.50%, 02/15/27(f)		1,416	1,454,200
5.88%, 02/01/29		144	155,153
Tenet Healthcare Corp., 4.75%, 06/01/20(f)		1,262	1,277,775

			2,887,128

Health Care Technology — 0.1%
IQVIA, Inc., 3.25%, 03/15/25	EUR	200	229,115

Hotels, Restaurants & Leisure — 2.2%
CPUK Finance Ltd., 4.25%, 08/28/47	GBP	200	259,554
Eldorado Resorts, Inc., 7.00%, 08/01/23	USD	99	103,595
ESH Hospitality, Inc., 5.25%, 05/01/25(b)		633	628,778
GLP Capital LP/GLP Financing II, Inc., 5.38%, 11/01/23(f)		1,307	1,375,866
Grupo Posadas SAB de CV, 7.88%, 06/30/22(b)(f)		1,000	1,007,105
International Game Technology PLC(b):
6.25%, 02/15/22		550	571,312
6.50%, 02/15/25(f)		1,150	1,196,000
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 06/01/24(b)(f)		1,362	1,389,240
Ladbrokes Group Finance PLC:
5.13%, 09/16/22	GBP	26	36,008
5.13%, 09/08/23		200	269,216
Sabre GLBL, Inc., 5.38%, 04/15/23(b)(f)	USD	1,343	1,376,468
Scientific Games International, Inc., 10.00%, 12/01/22(f)		680	714,578
Sisal Group SpA, 7.00%, 07/31/23	EUR	200	226,167
Stonegate Pub Co. Financing PLC, 7.09%, 03/15/22(c)	GBP	248	324,622
Studio City Finance Ltd., 7.25%, 02/11/24	USD	300	313,500

			9,792,009

Household Durables — 1.3%
Alam Synergy Pte Ltd., 11.50%, 04/22/21		200	213,033
Ashton Woods USA LLC/Ashton Woods Finance Co., 9.88%, 04/01/27(b)		530	540,600
Beazer Homes USA, Inc., 8.75%, 03/15/22(f)		1,150	1,202,900

5

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Household Durables (continued)
KB Home, 7.63%, 05/15/23	USD	362	$394,128
Lennar Corp.:
4.75%, 04/01/21		500	509,375
4.88%, 12/15/23(f)		1,370	1,411,100
TRI Pointe Group, Inc., 4.88%, 07/01/21(f)		1,297	1,298,621

			5,569,757

Independent Power and Renewable Electricity Producers — 0.5%
Calpine Corp., 5.25%, 06/01/26(b)(f)		1,406	1,398,970
Vistra Energy Corp.(f):
7.38%, 11/01/22		600	622,500
7.63%, 11/01/24		360	380,707

			2,402,177

Industrial Conglomerates — 0.0%
Colfax Corp., 3.25%, 05/15/25	EUR	100	114,576

Insurance — 0.7%
Argentum Netherlands BV for Zurich Insurance Co. Ltd., 5.13%, 06/01/48(c)	USD	800	807,000
Asahi Mutual Life Insurance Co., 6.50%(c)(h)		400	398,901
Assicurazioni Generali SpA(3 mo. EURIBOR + 5.35%), 5.00%, 06/08/48(j)	EUR	900	1,063,840
Credit Agricole Assurances SA(5 year EUR Swap + 5.35%), 4.75%, 09/27/48(j)		800	995,208

			3,264,949

Interactive Media & Services — 0.1%
VeriSign, Inc., 5.25%, 04/01/25	USD	520	544,700

IT Services — 0.2%
First Data Corp., 5.00%, 01/15/24(b)		576	590,904
InterXion Holding NV, 4.75%, 06/15/25	EUR	200	237,811

			828,715

Leisure Time — 0.6%
Carlson Travel, Inc., 6.75%, 12/15/23(b)(f)	USD	2,704	2,704,000

Media — 2.5%
Altice Financing SA, 5.25%, 02/15/23	EUR	100	115,006
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23	GBP	200	276,705
Charter Communications Operating LLC/Charter Communications Operating Capital, 5.05%, 03/30/29(f)	USD	400	421,479
CSC Holdings LLC, 10.88%, 10/15/25(b)(f)		1,146	1,323,057

Security	Par (000)		Value

Media (continued)
DKT Finance ApS, 7.00%, 06/17/23	EUR	400	$486,481
Intelsat Jackson Holdings SA, 5.50%, 08/01/23(f)	USD	758	672,725
Lamar Media Corp.:
5.00%, 05/01/23		630	638,663
5.38%, 01/15/24		360	369,000
5.75%, 02/01/26(f)		750	783,750
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22(b)(f)		1,360	1,343,000
Outfront Media Capital LLC/Outfront Media Capital Corp., 5.63%, 02/15/24		506	519,283
Telenet Finance VI Luxembourg SCA, 4.88%, 07/15/27	EUR	180	216,772
United Group BV, 4.88%, 07/01/24		430	492,800
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, 5.00%, 01/15/25(b)(f)	USD	1,342	1,368,840
Virgin Media Finance PLC, 6.38%, 10/15/24	GBP	200	271,553
Virgin Media Receivables Financing Notes II DAC, 5.75%, 04/15/23		200	264,939
Ziggo BV, 5.50%, 01/15/27(b)(f)	USD	1,451	1,432,863

			10,996,916

Metals & Mining — 1.9%
Commercial Metals Co., 5.38%, 07/15/27(f)		1,374	1,322,475
Eterna Capital Pte Ltd., Series B, 8.00%, 12/11/22(f)(i)		624	567,731
Kaiser Aluminum Corp., 5.88%, 05/15/24(f)		1,315	1,351,162
Nexa Resources SA, 5.38%, 05/04/27(b)(f)		2,000	2,057,500
Shandong Iron And Steel Xinheng International Co. Ltd., 6.50%, 06/14/21		200	198,350
Steel Dynamics, Inc.:
5.50%, 10/01/24		633	653,572
5.00%, 12/15/26(f)		1,349	1,377,666
thyssenkrupp AG:
1.38%, 03/03/22	EUR	160	178,209
2.88%, 02/22/24		245	276,447
Vedanta Resources Ltd., 7.13%, 05/31/23	USD	270	263,089
Yankuang Group Cayman Ltd., 4.75%, 11/30/20		210	209,213

6

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Metals & Mining (continued)
Zekelman Industries, Inc., 9.88%, 06/15/23(b)	USD	127	$134,938

			8,590,352

Multiline Retail — 0.1%
Hipercor SA, 3.88%, 01/19/22	EUR	500	590,220

Oil, Gas & Consumable Fuels — 9.2%
Andeavor Logistics LP/Tesoro Logistics Finance Corp., 5.25%, 01/15/25(f)	USD	936	971,637
Antero Resources Corp.(f):
5.38%, 11/01/21		630	632,363
5.13%, 12/01/22		1,150	1,156,095
Bruin E&P Partners LLC, 8.88%, 08/01/23(b)		110	105,325
Carrizo Oil & Gas, Inc., 6.25%, 04/15/23(f)		1,200	1,180,500
Centennial Resource Production LLC, 5.38%, 01/15/26(b)(f)		1,711	1,640,421
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25		620	674,250
5.13%, 06/30/27(f)		1,365	1,431,544
Cheniere Energy, Inc., (4.88% PIK), 4.88%, 05/28/21(b)(i)(k)		1,565	1,625,759
Chesapeake Energy Corp., 7.00%, 10/01/24(f)		1,400	1,396,500
Continental Resources, Inc., 5.00%, 09/15/22(f)		933	939,649
DEA Finance SA, 7.50%, 10/15/22	EUR	200	233,178
Diamondback Energy, Inc., 4.75%, 11/01/24(f)	USD	983	1,004,921
Energen Corp., 4.63%, 09/01/21		534	538,673
Energy Transfer Operating LP, 7.50%, 10/15/20(f)		1,730	1,841,871
Frontera Energy Corp., 9.70%, 06/25/23(b)(f)		1,000	1,047,500
Geopark Ltd., 6.50%, 09/21/24(b)(f)		2,000	1,995,000
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25(b)(f)		1,500	1,432,500
Hammerhead Resources, Inc., Series AI, 9.00%, 07/10/22		1,279	1,170,285
Hilong Holding Ltd., 7.25%, 06/22/20		200	198,477
Jagged Peak Energy LLC, 5.88%, 05/01/26(f)		1,359	1,347,516
Medco Straits Services Pte Ltd., 8.50%, 08/17/22		650	689,120
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(f)		1,116	1,339,200
Northern Oil and Gas, Inc., (8.50% Cash or 1.00% PIK), 9.50%, 05/15/23(i)		180	186,766
Oasis Petroleum, Inc., 6.88%, 03/15/22		574	579,740
Pacific Drilling SA, 8.38%, 10/01/23(b)		175	177,657

Security		Par (000)	Value

Oil, Gas & Consumable Fuels (continued)
Parsley Energy LLC/Parsley Finance Corp., 5.38%, 01/15/25(b)	USD	550	$548,625
Petrobras Global Finance BV(f):
5.30%, 01/27/25		1,015	1,030,743
6.00%, 01/27/28		2,000	2,022,300
Petroleos Mexicanos:
6.38%, 02/04/21		1,030	1,062,960
6.50%, 03/13/27(f)		1,000	1,005,500
Puma International Financing SA, 5.13%, 10/06/24(b)		1,000	902,500
QEP Resources, Inc., 6.88%, 03/01/21		362	371,050
Resolute Energy Corp., 8.50%, 05/01/20		630	630,000
Rio Oil Finance Trust Series 2014-1, 9.25%, 07/06/24(b)		635	685,649
Rockies Express Pipeline LLC(b):
5.63%, 04/15/20		500	510,625
6.88%, 04/15/40(f)		1,000	1,073,270
Santos Finance Ltd., 5.25%, 03/13/29		600	602,933
Sunoco LP/Sunoco Finance Corp., Series WI, 5.88%, 03/15/28(f)		2,769	2,748,232
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 6.75%, 03/15/24(f)		1,000	1,047,500
YPF SA (Argentina Deposit Rates Badlar Pvt Banks + 4.00%), 51.73%, 07/07/20(d)		2,000	756,859
Zhejiang Baron BVI Co. Ltd., 6.80%, 08/27/21		385	384,742

			40,919,935

Pharmaceuticals — 0.9%
Bausch Health Cos., Inc.:
5.63%, 12/01/21(b)(f)		1,439	1,439,288
4.50%, 05/15/23	EUR	200	226,100
CVS Health Corp., 4.30%, 03/25/28(f)	USD	2,000	2,026,503
Jubilant Pharma Ltd., 6.00%, 03/05/24		200	201,000
Takeda Pharmaceutical Co. Ltd.:
0.79%, 11/21/22(c)	EUR	110	125,342
1.13%, 11/21/22		100	115,097

			4,133,330

Plastics — 0.0%
Pearl Holding III Ltd., 9.50%, 12/11/22	USD	200	162,974

Real Estate — 2.3%
Central China Real Estate Ltd.:
7.33%, 01/27/20		200	201,250
6.88%, 10/23/20		300	299,625
China Aoyuan Group Ltd.:
8.50%, 01/23/22		200	210,000
7.95%, 02/19/23		200	206,474
China Aoyuan Property Group Ltd., 7.50%, 05/10/21		400	409,164

7

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Real Estate (continued)
China SCE Group Holdings Ltd., 8.75%, 01/15/21	USD	200	$206,750
China SCE Property Holdings Ltd., 7.45%, 04/17/21		500	511,270
CIFI Holdings Group Co. Ltd.:
6.38%, 05/02/20		200	200,250
6.88%, 04/23/21		200	204,000
5.50%, 01/23/22		400	393,000
Country Garden Holdings Co. Ltd.:
7.25%, 04/04/21(f)		300	306,000
6.50%, 04/08/24(g)		300	300,000
Easy Tactic Ltd.:
8.88%, 09/27/21		200	209,959
9.13%, 07/28/22		200	211,500
8.63%, 02/27/24		300	305,250
Excel Capital Global Ltd., 7.00%(c)(h)		500	504,585
Global Prime Capital Pte Ltd., 7.25%, 04/26/21		200	205,500
Greenland Global Investment Ltd., 7.46%, 09/26/21(c)		300	303,000
JGC Ventures Pte Ltd., 10.75%, 08/30/21		200	214,900
Jingrui Holdings Ltd., 9.45%, 04/23/21		200	192,940
KWG Group Holdings Ltd., 7.88%, 09/01/23		200	203,636
Logan Property Holdings Co. Ltd., 7.50%, 08/25/22		200	206,500
New Metro Global Ltd., 6.50%, 04/23/21		500	504,572
Powerlong Real Estate Holdings Ltd.:
5.95%, 07/19/20		300	297,000
6.95%, 04/17/21		300	301,333
Redco Group, 13.50%, 01/21/20		405	414,216
Ronshine China Holdings Ltd., 10.50%, 03/01/22		200	208,503
Shimao Property Holdings Ltd., 6.38%, 10/15/21		200	207,734
Times China Holdings Ltd.:
6.25%, 01/17/21		500	499,138
7.63%, 02/21/22		300	307,281
Xinyuan Real Estate Co. Ltd., 8.13%, 08/30/19		200	196,931
Yuzhou Properties Co. Ltd.:
7.90%, 05/11/21		400	411,914
8.63%, 01/23/22		200	209,500
Zhenro Properties Group Ltd.:
10.50%, 06/28/20		200	206,881
12.50%, 01/02/21		200	212,787

			9,983,343

Real Estate Management & Development — 1.2%
Agile Group Holdings Ltd., 8.50%, 07/18/21(f)		400	423,000

Security		Par (000)	Value

Real Estate Management & Development (continued)
China Evergrande Group:
7.00%, 03/23/20	USD	1,386	$1,376,707
6.25%, 06/28/21(f)		600	571,347
4.25%, 02/14/23	HKD	6,000	742,885
7.50%, 06/28/23(f)	USD	200	188,425
Fantasia Holdings Group Co. Ltd.:
8.38%, 03/08/21		200	188,000
7.38%, 10/04/21		400	360,186
Future Land Development Holdings Ltd.:
5.00%, 02/16/20		240	238,422
6.50%, 09/12/20		200	202,000
7.50%, 01/22/21		200	204,500
Residomo SRO, 3.38%, 10/15/24	EUR	310	352,327
Sunac China Holdings Ltd.:
8.63%, 07/27/20	USD	200	205,000
8.38%, 01/15/21		200	205,095

			5,257,894

Road & Rail — 0.4%
Herc Rentals, Inc., 7.50%, 06/01/22(b)(f)		1,313	1,367,161
Hertz Corp., 7.38%, 01/15/21		300	299,625
Hertz Holdings Netherlands BV, 5.50%, 03/30/23	EUR	200	231,562

			1,898,348

Specialty Retail — 0.2%
Baoxin Auto Finance I Ltd.:
5.63%(c)(h)	USD	320	299,200
7.90%, 02/09/20		200	199,250
Parts Europe SA:
4.38%, 05/01/22	EUR	220	244,934
5.50%, 05/01/22(c)		151	169,808

			913,192

Technology Hardware, Storage & Peripherals — 0.4%
Dell International LLC/EMC Corp., 7.13%, 06/15/24(b)(f)	USD	1,150	1,219,404
Dell, Inc., 4.63%, 04/01/21(f)		580	586,525

			1,805,929

Textiles, Apparel & Luxury Goods — 0.2%
Hanesbrands Finance Luxembourg SCA, 3.50%, 06/15/24	EUR	100	119,466
Prime Bloom Holdings Ltd.:
7.50%, 12/19/19	USD	300	282,000
6.95%, 07/05/22		470	367,423

8

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Textiles, Apparel & Luxury Goods (continued)
SMCP Group SAS, 5.88%, 05/01/23	EUR	53	$61,850

			830,739

Thrifts & Mortgage Finance — 0.1%
Jerrold Finco PLC, 6.25%, 09/15/21	GBP	200	263,095

Trading Companies & Distributors — 0.0%
Rexel SA, 2.63%, 06/15/24	EUR	110	126,786

Transportation Infrastructure — 0.5%
Rumo Luxembourg Sarl, 7.38%, 02/09/24(b)(f)	USD	2,000	2,127,400

Utilities — 1.2%
DCP Midstream Operating LP, 2.70%, 04/01/19(f)		730	730,000
Engie SA, 3.25%(c)(h)	EUR	900	1,059,398
Huachen Energy Co. Ltd., 6.63%, 05/18/20(l)(m)	USD	300	200,775
Stoneway Capital Corp., 10.00%, 03/01/27(b)(f)		3,239	3,101,598

			5,091,771

Wireless Telecommunication Services — 1.7%
Comunicaciones Celulares SA Via Comcel Trust, 6.88%, 02/06/24(b)(f)		2,000	2,077,500
Equinix, Inc., 2.88%, 03/15/24	EUR	200	231,568
Frontier Communications Corp., 8.50%, 04/01/26(b)(f)	USD	1,458	1,355,940
Intelsat Connect Finance SA, 9.50%, 02/15/23(b)		167	147,845
Iron Mountain, Inc., 3.00%, 01/15/25	EUR	200	225,466
Matterhorn Telecom SA, 3.88%, 05/01/22		220	249,213
Sprint Corp., 7.88%, 09/15/23(f)	USD	1,343	1,406,793
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC, 3.36%, 03/20/23(b)		500	499,850
T-Mobile USA, Inc., 6.50%, 01/15/26(f)		1,286	1,372,805
Wind Tre SpA, 2.75%, 01/20/24(c)	EUR	100	106,454

			7,673,434

Total Corporate Bonds — 48.0% (Cost — $216,024,617)			213,072,607

Security		Par (000)	Value

Floating Rate Loan Interests(d) — 21.0%

Aerospace & Defense — 0.3%
TransDigm, Inc., 2018 Term Loan F, (1 mo. LIBOR + 2.50%), 5.00%, 06/09/23	USD	1,355	$1,322,184

Airlines — 0.2%
Allegiant Travel Co., Term Loan B, (3 mo. LIBOR + 4.50%), 7.23%, 02/05/24		744	740,280

Asset Management & Custodian — 3.8%
Magnum Intermediate Holdings I LLC, 2nd Lien Term Loan, (Fixed + 13.25%), 13.25%, 10/26/21(a)		17,000	17,000,000

Banks — 0.9%
Caliber Home Loans, Inc., 2018 Revolver, (1 mo. LIBOR + 3.00%), 5.62%, 04/24/21(a)		2,007	2,002,255
Roundpoint Mortgage Servicing Corp., 2018 Term Loan, (1 mo. LIBOR + 3.37%), 5.86%, 08/08/20(a)		2,280	2,257,685

			4,259,940

Building Products — 0.7%
Jeld-Wen, Inc., 2017 1st Lien Term Loan, (3 mo. LIBOR + 2.00%), 4.60%, 12/14/24		1,085	1,066,155
Ply Gem Midco, Inc., 2018 Term Loan, (3 mo. LIBOR + 3.75%), 6.55%, 04/12/25		2,005	1,917,138

			2,983,293

Capital Markets — 4.3%
A10 Capital LLC, Mezzanine Term Loan, (1 mo. LIBOR + 6.50%), 8.99%, 03/31/23(a)		19,400	18,973,200

Construction & Engineering — 0.5%
China Singyes Solar Technologies Holdings Ltd., 2,235 - 7.95%, 02/15/20(l)(m)		220	133,650
SRS Distribution, Inc., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.25%), 5.75%, 05/23/25		314	298,603
Summit Materials Companies I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 4.50%, 11/21/24		1,784	1,745,727

			2,177,980

Diversified Financial Services — 3.5%
Chimera Special Holding LLC, Term Loan, (1 mo. LIBOR + 2.00%), 4.48%, 10/04/19(a)		4,092	4,092,239

9

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
CLGF Holdco 1 LLC, Term Loan, 12/20/19(n)	USD	7,500	$7,350,000
LSTAR Securities Financing Vehicle:LPN, 2018 Term Loan, (1 mo. LIBOR + 2.00%), 4.49%, 04/01/21(a)		4,302	4,287,120

			15,729,359

Electrical Equipment — 0.4%
Gates Global LLC, 2017 Repriced Term Loan B, (1 mo. LIBOR + 2.75%, 1.00% Floor), 5.25%, 04/01/24		1,921	1,893,889

Electronic Equipment, Instruments & Components — 0.4%
Robertshaw US Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 6.00%, 02/28/25		1,779	1,666,022

Energy Equipment & Services — 0.1%
Pioneer Energy Services Corp., Term Loan, (3 mo. LIBOR + 7.75%, 1.00% Floor), 10.23%, 11/08/22(a)		381	377,143

Gas Utilities — 0.2%
AL Midcoast Holdings LLC, 2018 Term Loan B, (3 mo. LIBOR + 5.50%), 8.10%, 07/31/25		751	746,214

Hotels, Restaurants & Leisure — 0.9%
Scientific Games International, Inc., 2018 Term Loan B5, (2 mo. LIBOR + 2.75%), 5.31%, 08/14/24		1,921	1,868,613
Stars Group Holdings B.V. (The), 2018 USD Incremental Term Loan, (3 mo. LIBOR + 3.50%), 6.10%, 07/10/25		2,315	2,308,547

			4,177,160

Oil, Gas & Consumable Fuels — 0.1%
BCP Raptor II LLC, 1st Lien Term Loan, (3 mo. LIBOR + 4.75%), 7.37%, 11/03/25		751	708,193

Software — 4.4%
Aligend Energy LLC, Term Loan, 10/09/23(n)		5,000	5,000,000
PowerSchool, 2018 2nd Lien Term Loan, (3 mo. LIBOR + 6.75%), 9.49%, 08/01/26		15,000	14,662,500

			19,662,500

Security		Par (000)	Value

Trading Companies & Distributors — 0.2%
Foundation Building Materials LLC, 2018 Term Loan B, (1 mo. LIBOR + 3.00%), 5.50%, 08/13/25	USD	748	$732,227

Water Utilities — 0.1%
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 8.74%, 08/07/23(a)		390	382,550

Total Floating Rate Loan Interests — 21.0% (Cost — $94,588,999)			93,532,134

Foreign Agency Obligations — 8.6%
Colombia Government International Bond:
8.13%, 05/21/24		1,200	1,455,690
4.50%, 01/28/26(f)		3,442	3,631,310
3.88%, 04/25/27(f)		1,030	1,046,995
Egypt Government International Bond:
5.58%, 02/21/23		1,795	1,774,806
5.58%, 02/21/23(b)(f)		2,659	2,629,086
7.50%, 01/31/27		640	670,400
7.50%, 01/31/27(b)		1,249	1,308,328
7.60%, 03/01/29(b)		511	524,414
8.50%, 01/31/47		1,394	1,421,880
Indonesia Government International Bond:
4.75%, 01/08/26(f)		1,325	1,398,995
3.50%, 01/11/28(f)		2,949	2,864,923
4.10%, 04/24/28(f)		735	746,025
4.75%, 02/11/29		800	854,744
5.35%, 02/11/49(f)		315	349,264
Indonesia Treasury Bond, 6.13%, 05/15/28	IDR	38,654,000	2,444,214
Mexico Government International Bond, 3.75%, 01/11/28(f)	USD	630	619,290
Nigeria Government International Bond, 7.63%, 11/21/25		920	979,800
Paraguay Government International Bond, 5.40%, 03/30/50(b)		500	521,250
Qatar Government International Bond:
4.50%, 04/23/28		1,600	1,714,000
4.00%, 03/14/29(b)(f)		760	783,640
Republic of South Africa Government International Bond(f):
4.88%, 04/14/26		3,969	3,934,648
4.30%, 10/12/28		1,190	1,111,192

10

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Foreign Agency Obligations (continued)
Russian Foreign Bond — Eurobond, 4.75%, 05/27/26	USD	800	$823,060
Saudi Government International Bond:
4.38%, 04/16/29(b)		326	338,959
4.50%, 04/17/30(f)		2,000	2,092,500
5.25%, 01/16/50(b)(f)		1,147	1,223,763
Sri Lanka Government International Bond, 7.85%, 03/14/29		525	550,003
Turkey Government International Bond, 4.88%, 04/16/43		325	240,183

Total Foreign Agency Obligations — 8.6% (Cost — $37,506,992)			38,053,362

Non-Agency Mortgage-Backed Securities — 18.1%

Collateralized Mortgage Obligations — 0.4%
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.61%, 12/26/37(b)(c)		2,113	1,946,945

Commercial Mortgage-Backed Securities — 17.7%
Atrium Hotel Portfolio Trust, Series 2018-ATRM, Class E, 5.88%, 06/15/35(b)(c)		3,000	3,011,235
Banc of America Commercial Mortgage Trust, Series 2007-1, Class AMFX, 5.42%, 01/15/49(c)		1,397	1,401,151
Barclays Commercial Mortgage Trust, Series 2018-TALL, Class E, 4.92%, 03/15/37(b)(c)		1,000	995,610
BBCMS Mortgage Trust(b)(c):
Series 2017-DELC, Class E, 4.98%, 08/15/36		2,258	2,235,358
Series 2017-DELC, Class F, 5.98%, 08/15/36		550	544,485
Series 2019-CLP, Class E, 4.60%, 12/15/31		1,449	1,434,027
Benchmark Mortgage Trust:
Series 2018-B2, Class D, 2.70%, 02/15/51(b)(c)		3,000	2,551,692
Series 2018-B3, Class D, 3.06%, 04/10/51(b)		2,500	2,178,921
Series 2018-B7, Class C, 4.86%, 05/15/53(c)		1,986	2,116,088
Series 2019-B9, Class XD, 2.00%, 03/15/52(b)(c)		11,550	1,807,766
BWAY Mortgage Trust, Series 2013-1515, Class F, 4.06%, 03/10/33(b)(c)		2,500	2,464,925
BX Commercial Mortgage Trust, Series 2018-IND, Class H, 5.48%, 11/15/35(b)(c)		1,635	1,640,660

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
CCRE Commercial Mortgage Trust, Series 2019-FAX, Class E, 4.64%, 01/15/39	USD	2,000	$2,011,705
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class E, 5.67%, 04/10/29(b)(c)		2,500	2,519,680
Citigroup Commercial Mortgage Trust(c):
Series 2016-C1, Class C, 5.12%, 05/10/49		1,070	1,138,363
Series 2016-C1, Class D, 5.12%, 05/10/49(b)		5,000	4,876,240
Series 2016-P3, Class D, 2.80%, 04/15/49(b)		1,000	828,354
COMM Mortgage Trust, Series 2015-CR23, Class CME, 3.81%, 05/10/48(b)(c)		1,200	1,191,904
CSAIL Commercial Mortgage Trust, 3.00%, 03/15/52(b)		1,939	1,580,653
GRACE Mortgage Trust, Series 2014, Class G, 3.71%, 06/10/28(b)(c)		2,025	1,967,411
GS Mortgage Securities Corp. Trust, Series 2017-500K, Class G, (1 mo. LIBOR + 2.50%), 4.98%, 07/15/32(b)(d)		400	397,908
GS Mortgage Securities Trust, Series 2017-GS7, Class E, 3.00%, 08/10/50(b)		1,000	856,167
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.12%, 12/15/48(b)(c)		857	825,697
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP5, Class D, 4.65%, 03/15/50(b)(c)		2,500	2,435,593
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XD, 1.50%, 06/15/51(b)(c)		11,427	1,236,431
JPMorgan Chase Commercial Mortgage Securities Trust(b):
Series 2013-C13, Class D, 4.00%, 01/15/46(c)		500	495,031
Series 2015-JP1, Class E, 4.24%, 01/15/49(c)		2,030	1,890,173
Series 2017-MAUI, Class E, (1 mo. LIBOR + 2.95%), 5.44%, 07/15/34(d)		1,305	1,306,615
Series 2018-WPT, Class FFX, 5.54%, 07/05/33		1,970	1,984,138
LSTAR Commercial Mortgage Trust, Class C(b)(c):
Series 2016-4, 4.71%, 03/10/49		476	437,683
Series 2017-5, 4.87%, 03/10/50		1,376	1,263,606

11

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C23, Class D, 4.13%, 07/15/50(b)(c)	USD	2,035	$1,912,977
Morgan Stanley Capital I Trust:
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		1,000	808,420
Series 2018-H3, Class D, 3.00%, 07/15/51(b)		3,000	2,533,656
Series 2018-H4, Class C, 5.08%, 12/15/51(c)		1,423	1,497,618
Series 2018-MP, Class E, 4.42%, 07/11/40(b)(c)		2,000	1,876,181
Series 2018-SUN, Class F, 5.03%, 07/15/35(b)(c)		1,800	1,787,588
Series 2019-AGLN, Class F, 5.10%, 03/15/34(b)(c)		2,000	2,000,000
Velocity Commercial Capital Loan Trust, Series 2018-1(b):
Class M5, 6.26%, 04/25/48		352	358,438
Class M6, 7.26%, 04/25/48		773	772,322
Wells Fargo Commercial Mortgage Trust:
Series 2015-C28, Class D, 4.13%, 05/15/48(c)		900	806,478
Series 2015-NXS1, Class D, 4.10%, 05/15/48(c)		2,875	2,713,325
Series 2015-NXS4, Class D, 3.60%, 12/15/48(c)		1,074	1,011,961
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		1,375	1,160,524
Series 2016-C33, Class C, 3.90%, 03/15/59		1,009	990,872
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(c)		1,967	1,609,652
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		3,000	2,411,535
Series 2018-C45, Class D, 3.00%, 06/15/51(b)		2,100	1,765,344
WFRBS Commercial Mortgage Trust, Series 2012-C6, Class D, 5.58%, 04/15/45(b)(c)		725	750,076

			78,392,237

Total Non-Agency Mortgage-Backed Securities — 18.1% (Cost — $78,372,703)			80,339,182

Security		Par (000)	Value

Preferred Securities – 8.1%

Capital Trusts — 8.1%

Auto Components — 0.3%
Volkswagen International Finance NV(h)(j):
3.88%	USD	900	$964,548
4.63%		500	586,459

			1,551,007

Banks — 2.8%
ABN AMRO Bank NV(h):
4.75%(c)		800	861,953
5.75%(j)		400	464,494
Allied Irish Banks PLC, 7.38%(h)(j)		200	238,933
Banco Bilbao Vizcaya Argentaria SA, 6.13%(c)(h)		800	714,000
Bank of East Asia Ltd., 5.50%(h)(j)		400	400,400
Bank of Ireland, 7.38%(h)(j)		200	235,846
BAWAG Group AG, 5.00%(c)(h)		800	852,530
CaixaBank SA, 6.75%(h)(j)		1,200	1,398,027
Cooperatieve Rabobank UA(h):
4.63%(c)		600	683,146
6.63%(j)		800	976,675
Erste Group Bank AG, 8.88%(h)(j)		1,000	1,278,472
Industrial & Commercial Bank of China Asia Ltd., 4.25%(h)(j)		380	373,717
Intesa Sanpaolo SpA, 7.75%(h)(j)		900	1,094,103
KBC Group NV, 4.25%(c)(h)		1,000	1,024,800
Skandinaviska Enskilda Banken AB, 5.75%(h)(j)		1,000	986,250
Swedbank AB, 6.00%(h)(j)		1,000	956,500

			12,539,846

Chemicals — 0.1%
Solvay Finance SA, 5.43%(h)(j)		390	492,713

Construction Materials — 0.0%
Tewoo Group No. 5 Ltd., 5.80%(c)(h)		200	168,151

Diversified Financial Services — 2.4%
Banco Santander SA, 4.75%(c)(h)		800	779,561
Barclays PLC(h):
7.75%(c)		800	801,360
7.88%(j)		900	930,029
BNP Paribas SA(h) :
6.13%(j)		200	244,835
6.63%(c)		475	474,406
7.00%(c)		600	599,610
Credit Suisse Group AG(h):
7.13%(j)		800	821,000
7.25%(b)(c)		200	200,750
7.50%(b)(c)(f)		900	925,875
HSBC Holdings PLC, 6.25%(c)(f)(h)		800	799,000
King Talent Management Ltd., 5.60%(c)(h)		220	194,321

12

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Societe Generale SA(h):
7.38%(j)	USD	1,400	$1,443,750
7.38%(c)		800	794,000
UBS Group Funding Switzerland AG, 5.00%(c)(h)		900	783,000
UniCredit SpA, 6.63%(h)(j)		900	981,059

			10,772,556

Diversified Telecommunication Services — 0.5%
Telefonica Europe BV(h):
3.75%(j)		500	581,659
3.88%(c)		1,400	1,509,426

			2,091,085

Electric Utilities — 0.5%
Origin Energy Finance Ltd., 4.00%, 09/16/74(j)		200	227,440
Orsted A/S, 2.25%, 11/24/17(c)		1,400	1,560,242
RWE AG, 2.75%, 04/21/75(j)		200	228,792

			2,016,474

Electronic Equipment, Instruments & Components — 0.1%
Belden, Inc., 4.13%, 10/15/26		200	235,747

Insurance — 0.7%
Argentum Netherlands BV for Swiss Re Ltd., 5.75%, 08/15/50(j)		800	835,400
AXA SA, 3.25%, 05/28/49(c)		1,400	1,622,413
KDB Life Insurance Co. Ltd., 7.50%, 05/21/78(c)		500	479,318

			2,937,131

Media — 0.1%
Bertelsmann SE & Co. KGaA, 3.50%, 04/23/75 (j)		400	449,177

Oil, Gas & Consumable Fuels — 0.5%
Naturgy Finance BV, 4.13%(h)(j)		300	356,238
PTTEP Treasury Center Co. Ltd., 4.60%(h)(j)		300	298,153
Repsol International Finance BV, 3.88%(h)(j)		200	235,129
TOTAL SA(h)(j):
2.63%		900	1,052,099
3.37%		300	365,167

			2,306,786

Security		Par (000)	Value

Real Estate — 0.1%
ATF Netherlands BV, 3.75%(h)(j)	USD	400	$450,944

Total Preferred Securities — 8.1% (Cost — $36,526,792)			36,011,617

U.S. Government Sponsored Agency Securities — 0.7%

Collateralized Mortgage Obligations — 0.5%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, 5.64%, 07/25/30(c)		2,000	1,937,418

Commercial Mortgage-Backed Securities — 0.2%
FREMF Mortgage Trust, Series 2018-K73, Class B, 3.85%, 02/25/51(b)(c)		1,000	992,711

Total U.S. Government Sponsored Agency Securities — 0.7% (Cost — $2,910,638)			2,930,129

Total Long-Term Investments — 128.2% (Cost — $576,916,640)			569,418,657

Short-Term Securities — 1.6%

Foreign Agency Obligations — 0.6%
Egypt Treasury Bills, 16.60%, 04/16/19(o)	EGP	44,850	2,573,223

Total Foreign Agency Obligations — 0.6% (Cost — $2,518,686)			2,573,223

		Shares
Money Market Funds — 1.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.37%(p)(q)		4,500,038	4,500,038

Total Money Market — 1.0% (Cost — $4,500,038)			4,500,038

Total Short-Term Securities — 1.6% (Cost — $7,018,724)			7,073,261

Options Purchased — 0.0% (Cost — $86,763)			56,550

Total Investments — 129.8% (Cost — $584,022,127)			576,548,468

Liabilities in Excess of Other Assets — (29.8)%			(132,407,038)

Net Assets Applicable to Common Shares — 100.0%			$444,141,430

13

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(d)	Variable rate security. Rate shown is the rate in effect as of period end.
(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	When-issued security.
(h)	Perpetual security with no stated maturity date.
(i)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(j)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Convertible security.
(l)	Non-income producing security.
(m)	Issuer filed for bankruptcy and/or is in default.
(n)	Represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.
(o)	Rates are discount rates or a range of discount rates as of period end.
(p)	Annualized 7-day yield as of period end.
(q)

During the period ended March 31, 2019, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 12/31/18	Net Activity	Shares Held at 03/31/19	Value at 03/31/19	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,561,179	(1,061,141)	4,500,038	$4,500,038	$16,534	$—	$—

(a)	Includes net capital gain distributions, if applicable.

For Trust compliance purposes, the industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Currency Abbreviations

ARS — Argentine Peso

EUR — Euro

EGP — Egyptian Pound

GBP — British Pound

HKD — Hong Kong Dollar

IDR — Indonesian Rupiah

USD — United States Dollar

Portfolio Abbreviations

CLO — Collateralized Loan Obligation

CME — Chicago Mercantile Exchange

ETF — Exchange-Traded Fund

LIBOR — London Interbank Offered Rate

PIK — Payment-In-Kind

S&P — S&P Global Ratings

SPDR — Standard & Poor’s Depository Receipts

14

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
BNP Paribas S.A	2.95%	09/07/18	Open	$3,443,108	$3,499,163	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	10/04/18	Open	1,188,750	1,205,300	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	10/04/18	Open	1,093,943	1,109,173	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.50	10/18/18	Open	605,456	610,313	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.00	11/05/18	Open	1,827,500	1,848,394	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.00	11/05/18	Open	1,890,000	1,911,609	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.00	11/05/18	Open	1,707,500	1,727,022	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.05	11/05/18	Open	1,587,500	1,605,975	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.00	11/07/18	Open	1,786,038	1,806,180	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.99	11/08/18	Open	927,500	937,851	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.00	11/09/18	Open	1,092,500	1,104,651	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.00	11/09/18	Open	1,069,500	1,081,395	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.00	11/09/18	Open	1,145,688	1,158,430	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.03	11/13/18	Open	1,039,313	1,050,669	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.03	11/13/18	Open	868,750	878,243	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	11/29/18	Open	1,685,000	1,700,832	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	11/29/18	Open	1,099,518	1,110,036	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.85	11/29/18	Open	1,810,000	1,827,625	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/03/18	Open	2,155,589	2,175,897	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.95	12/11/18	Open	1,680,000	1,695,862	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	12/13/18	Open	1,865,000	1,879,491	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	2,190,240	2,208,967	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,158,338	1,168,241	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,154,798	1,164,671	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,253,160	1,263,875	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,100,440	1,109,849	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,100,190	1,109,597	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,072,140	1,081,307	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,086,195	1,095,482	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,199,173	1,209,425	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,064,000	1,073,097	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,102,850	1,112,279	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,095,413	1,104,778	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,040,020	1,048,912	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,060,675	1,069,744	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,076,075	1,085,275	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,338,858	1,350,305	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,238,510	1,249,099	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,030,500	1,039,311	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/13/18	Open	1,066,823	1,075,944	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.75	12/14/18	Open	852,500	856,851	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.25	12/14/18	Open	2,488,219	2,504,548	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.50	12/14/18	Open	1,060,500	1,069,161	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.60	12/14/18	Open	887,500	894,230	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.70	12/14/18	Open	768,750	774,804	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	12/14/18	Open	650,000	654,834	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	12/14/18	Open	1,156,306	1,165,749	Corporate Bonds	Open/Demand

15

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Barclays Capital, Inc.	2.80%	12/14/18	Open	$1,115,520	$1,124,630	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	12/14/18	Open	961,610	969,463	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	12/14/18	Open	1,725,000	1,739,088	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	12/14/18	Open	727,875	733,819	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	12/14/18	Open	2,673,125	2,694,956	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	12/14/18	Open	1,218,123	1,228,071	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	12/14/18	Open	1,129,788	1,139,014	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	12/14/18	Open	1,098,200	1,107,169	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	12/14/18	Open	1,137,221	1,146,509	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	12/14/18	Open	1,073,833	1,082,602	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	12/14/18	Open	980,505	988,512	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.80	12/14/18	Open	888,283	895,537	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.90	12/14/18	Open	2,313,330	2,332,897	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	12/14/18	Open	1,622,500	1,635,514	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.05	12/14/18	Open	1,877,500	1,892,833	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.05	12/14/18	Open	1,730,000	1,744,128	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.00	12/17/18	Open	1,740,000	1,754,075	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.00	12/17/18	Open	1,690,000	1,703,670	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.80	12/20/18	Open	3,364,555	3,389,098	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.95	12/20/18	Open	558,338	563,004	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.95	12/20/18	Open	351,900	354,841	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.95	12/20/18	Open	863,750	870,970	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.95	12/20/18	Open	997,625	1,005,963	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.95	12/20/18	Open	512,575	516,859	Corporate Bonds	Open/Demand
BNP Paribas S.A	3.05	12/20/18	Open	907,688	915,017	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/20/18	Open	1,077,757	1,086,460	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	12/20/18	Open	1,000,375	1,008,453	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.60)	01/08/19	Open	248,250	245,988	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(2.00)	01/11/19	Open	384,500	384,089	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.95	01/23/19	Open	1,204,094	1,210,705	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.60	01/24/19	Open	150,500	150,941	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.00	01/24/19	Open	278,250	279,270	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.10	01/24/19	Open	452,375	454,117	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.70	01/25/19	Open	1,847,500	1,856,645	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	01/25/19	Open	1,572,500	1,581,149	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	01/28/19	Open	1,467,083	1,474,143	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	01/28/19	Open	1,405,000	1,412,376	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	01/28/19	Open	1,341,260	1,348,302	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	02/11/19	Open	350,500	351,931	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.99	02/11/19	Open	1,250,635	1,255,725	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.99	02/11/19	Open	1,173,785	1,178,562	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.99	02/11/19	Open	1,100,385	1,104,863	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.99	02/11/19	Open	1,236,100	1,241,131	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.75	02/12/19	Open	527,625	529,347	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.75	02/14/19	Open	652,625	655,072	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	02/19/19	Open	1,183,341	1,187,094	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	1.25	02/21/19	Open	904,500	905,725	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.70	02/21/19	Open	1,012,228	1,015,188	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	02/21/19	Open	936,994	940,039	Corporate Bonds	Open/Demand
BNP Paribas S.A	2.95	02/21/19	Open	568,500	570,317	Corporate Bonds	Open/Demand

16

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate	Trade Date	Maturity Date (a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements (a)
Credit Suisse Securities (USA) LLC	2.50%	02/26/19	Open	$898,450	$900,509	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.75	02/28/19	Open	957,823	960,164	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.95	03/06/19	Open	783,720	785,326	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	2.95	03/06/19	Open	821,340	823,023	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	2.45	03/06/19	Open	289,800	290,293	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	3.00	03/07/19	Open	1,155,985	1,158,393	Corporate Bonds	Open/Demand
Goldman Sachs & Co LLC.	2.50	03/11/19	Open	725,254	726,170	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/26/19	Open	1,060,050	1,060,499	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/26/19	Open	1,474,825	1,474,825	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	03/29/19	Open	582,930	583,066	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	03/29/19	Open	729,300	729,470	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	2.79	03/29/19	Open	721,500	721,668	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	584,000	584,148	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	672,570	672,741	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	801,145	801,349	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	507,000	507,267	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	532,495	532,630	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	563,500	563,643	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	628,125	628,285	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	616,875	617,032	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	575,625	575,771	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	644,640	644,804	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	857,500	857,718	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	629,475	629,635	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	810,950	811,156	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	837,500	837,713	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	1,076,940	1,077,214	Corporate Bonds	Open/Demand
RBC Capital Markets, LLC	3.05	03/29/19	Open	807,500	807,705	Corporate Bonds	Open/Demand

				$139,792,649	$140,782,534

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Long Contracts:
2-Year U.S. Treasury Note	47	06/28/19	$10,015	$34,082
5-Year U.S. Treasury Note	265	06/28/19	30,694	212,647
U.S. Treasury Bond	42	06/19/19	6,286	175,203
U.S. Treasury Ultra Bond	1	06/19/19	168	249

				422,181

17

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust

Futures Contracts (continued)

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value / Unrealized Appreciation (Depreciation)
Short Contracts:
10-Year U.S. Treasury Note	283	06/19/19	$35,154	$(509,300)
10-Year U.S. Ultra Long Treasury	48	06/19/19	6,374	(138,354)
Euro BOBL	1	06/06/19	149	(909)

				(648,563)

				$(226,382)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	101,860	EUR	90,000	Deutsche Bank AG	04/04/19	$886
USD	331,639	EUR	293,000	Deutsche Bank AG	04/04/19	2,910
USD	40,361,286	EUR	35,248,000	HSBC Bank USA N.A.	04/04/19	815,088
USD	472,238	EUR	416,000	State Street Bank and Trust Co.	04/04/19	5,510
USD	137,663	GBP	105,000	Citibank N.A.	04/04/19	891
USD	264,673	GBP	199,000	State Street Bank and Trust Co.	04/04/19	5,458
USD	3,376,089	GBP	2,535,000	State Street Bank and Trust Co.	04/04/19	74,039
USD	1,862,625	ARS	75,622,575	Deutsche Bank AG	04/25/19	168,819
USD	40,926,898	EUR	36,353,000	UBS AG	05/06/19	30,703
USD	3,694,014	GBP	2,828,000	State Street Bank and Trust Co.	05/07/19	4,219
USD	692,049	HKD	5,417,980	Bank of America N.A.	06/17/19	267

						1,108,790

EUR	36,353,000	USD	40,817,148	UBS AG	04/04/19	(31,204)
GBP	2,828,000	USD	3,687,899	State Street Bank and Trust Co.	04/04/19	(4,192)
IDR	51,374,867,000	USD	3,587,630	JPMorgan Chase Bank N.A.	05/29/19	(15,047)
USD	3,569,955	IDR	51,374,867,000	Citibank N.A.	05/29/19	(2,628)
USD	141,076	IDR	2,046,314,170	Bank of America N.A.	06/18/19	(853)

						(53,924)

						$1,054,866

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Put
SPDR S&P 500 ETF Trust	650	05/17/19	USD	260.00	USD	18,353	$56,550

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating (a)	Notional Amount (000) (b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.30.V1	5.00%	Quartely	06/20/23	B-	USD	12,250	$895,103	$881,951	$13,152
CDX.NA.HY.32.V1	5.00	Quartely	06/20/24	B	USD	13,140	895,250	819,883	75,367

							$1,790,353	$1,701,834	$88,519

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

18

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CMBX.NA.9.BBB-	3.00%	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	10,000	$(596,307)	$(1,126,286)	$529,979
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	10,000	(596,306)	(1,288,919)	692,613
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	15,000	(894,460)	(1,118,550)	224,090

								$(2,087,073)	$(3,533,755)	$1,446,682

(a)	Using S&P’s rating of the issuer or the underlying securities of the index, as applicable.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

19

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$96,409,147	$9,070,479	$105,479,626
Corporate Bonds	959,985	211,641,622	471,000	213,072,607
Floating Rate Loan Interests	—	44,159,942	49,372,192	93,532,134
Foreign Agency Obligations	—	38,053,362	—	38,053,362
Non-Agency Mortgage-Backed Securities	—	80,339,182	—	80,339,182
Preferred Securities	—	36,011,617	—	36,011,617
U.S. Government Sponsored Agency Securities	—	2,930,129	—	2,930,129
Short-Term Securities:
Foreign Agency Obligations	—	2,573,223	—	2,573,223
Money Market Funds	4,500,038	—	—	4,500,038
Options Purchased :
Equity contracts	56,550	—	—	56,550

	$5,516,573	$512,118,224	$58,913,671	$576,548,468

Derivative Financial Instruments(a)
Assets:
Credit contracts	$—	$1,535,201	$—	$1,535,201
Forward foreign currency contracts	—	1,108,790	—	1,108,790
Interest rate contracts	422,181	—	—	422,181
Liabilities:
Forward foreign currency contracts	—	(53,924)	—	(53,924)
Interest rate contracts	(648,563)	—	—	(648,563)

	$(226,382)	$2,590,067	$—	$2,363,685

(a)

Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended March 31, 2019, there were no transfers between Level 1 and Level 2.

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Total
Assets:
Opening Balance, as of December 31, 2018	$9,181,158	$471,000	$67,627,858	$77,280,016
Transfers into Level 3	—	—	—	—
Transfers out of Level 3(a)	—	—	(17,228,146)	(17,228,146)
Accrued discounts/premiums	16,991	—	104	17,095
Net realized gain (loss)	(7,509)	—	806	(6,703)
Net change in unrealized appreciation (depreciation)(b)	100,531	—	(14,529)	86,002
Purchases	—	—	542,612	542,612
Sales	(220,692)	—	(1,556,513)	(1,777,205)

Closing Balance, as of March 31, 2019	$9,070,479	$471,000	$49,372,192	$58,913,671

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019(b)	$100,531	$—	$(14,529)	$86,002

20

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Multi-Sector Opportunities Trust

(a)

As of December 31, 2018, the Fund used significant unobservable inputs in determining the value of certain investments. As of March 31, 2019, the Fund used observable inputs in determining the value of the same investments. As a result, investments at beginning of period value were transferred from Level 3 to Level 2 in the disclosure hierarchy

(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2019, is generally due to investments no longer held or categorized as Level 3 at period end.

The Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 investments as of period end. The table does not include Level 3 investments with values based upon unadjusted third party pricing information in the amount of $22,940,471. A significant change in the third party information could result in a significantly lower or higher value of such Level 3 investments.

	Value	Valuation Approch	Unobservable Inputs	Range of unobservable Inputs Utilized
Assets:
Floating Rate Loan Interests	$35,973,200	Market	Recent Transactions(a)	—
		Income	Discount Rate(b)	10%

(a)	Increase in unobservable input may result in a significant increase to value, while a decrease in unobservable input may result in a significant decrease to value.
(b)	Decrease in unobservable input may result in a significant increase to value, while an increase in unobservable input may result in a significant decrease to value.

21